Share-based payments - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	Mar. 26, 2025 shares	Apr. 05, 2023 shares	Jun. 30, 2025 shares	Apr. 30, 2025 shares	Jul. 31, 2024 shares	Oct. 31, 2023 shares tranche	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€) shares	Dec. 31, 2021 shares	Dec. 31, 2025 EUR (€) shares tranche	Dec. 31, 2024 USD ($) shares tranche	Dec. 31, 2024 EUR (€) shares tranche	Dec. 31, 2023 USD ($) shares tranche $ / shares	Dec. 31, 2023 EUR (€) shares tranche	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)															2,520,000
Number of tranches for the right to exercise a sale option | tranche										3	3	3	3	3
Non-executive director remuneration, percentage received in cash										50.00%
Non-executive director remuneration, percentage received in equity										50.00%	50.00%	50.00%
Share-based compensation expense | €										€ 4,417		€ 8,472		€ 19,780
Zegna non-executive directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)										94,320	71,620,000	71,620,000	76,400	76,400
Non-executive director remuneration, percentage received in equity										50.00%
Vesting period										2 years
2022 | Share price of at least USD 11.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share) | $ / shares													$ 11.50
Number of trading days determining share price													20 days	20 days
2022 | Share price of at least USD 11.50 | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share) | $ / shares													$ 11.50
Number of trading days determining share price									10 days
2022 | Share price of at least USD 12.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share) | $ / shares													$ 12.50
Number of trading days determining share price													20 days	20 days
2022 | Share price of at least USD 12.50 | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share) | $ / shares													$ 12.50
Number of trading days determining share price									20 days
Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other long-term employee benefits | $											$ 7,500		$ 7,500
Share-based compensation expense | €												€ 6,562
Shares exercised (in shares)							468,450	459,086
Options exercised | €							€ 3,654	€ 3,390
Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			1,290,000								518,350	518,350
Performance share units | Equity settled share based payments | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)		450,000
Performance share units | Equity settled share based payments | LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	1,140,546														1,417,150
Performance share units | Equity settled share based payments | Award with vesting tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)															600,000
Performance share units | Equity settled share based payments | Award with vesting tranches | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)									900,000
Performance share units | Equity settled share based payments | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)													240,000	240,000
Performance share units | Equity settled share based payments | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)													360,000	360,000
Performance share units | Equity settled share based payments | 2023 | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)									450,000
Restricted share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)					17,000	170,000
Restricted share units | Equity settled share based payments | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)						80,000
Number of equal installments | tranche						2
Restricted share units | Equity settled share based payments | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)						90,000
Number of equal installments | tranche						3
Retention restricted share units | Equity settled share based payments | LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)													607,350	607,350
Other share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €										€ (1,416)		€ 1,602		€ 6,562
CEO 2025-2027 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)										744,416	0	0	0	0
Number of other equity instruments outstanding (in shares)										744,416	0	0	0		0
Share-based compensation expense | €										€ 766		€ 0		€ 0
CEO 2025-2027 PSUs | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)				744,416
Number of other equity instruments outstanding (in shares)											368,943	368,943